SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Preference shares, interest rate (in percent)		6.3673%
Repurchases and redemptions during 2020	£ 3,874	£ 818
Borrowings, interest rate (in percent)	2.28%	2.57%	2.68%
Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Preference shares, interest rate (in percent)		6.3673%
Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 53
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020	£ (3,125)	713
6.5% Undated Subordinated Step-up Notes callable 2019 | Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 1
6.5% Undated Subordinated Step-up Notes callable 2019 | Undated subordinated liabilities | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		6.50%
7.375% Undated Subordinated Guaranteed Bonds | Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 52
7.375% Undated Subordinated Guaranteed Bonds | Undated subordinated liabilities | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		7.375%
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019 | Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 135
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019 | Dated subordinated liabilities | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		10.375%
9.375% Subordinated Bonds 2021 | Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 328
9.375% Subordinated Bonds 2021 | Dated subordinated liabilities | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		9.375%
6.375% Subordinated Instruments 2019 | Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 250
6.375% Subordinated Instruments 2019 | Dated subordinated liabilities | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		6.375%
Preference shares | 6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 3
Preferred securities | 13% Step-up Perpetual Capital Securities callable 2019
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Repurchases and redemptions during 2020		£ 49
Preferred securities | 13% Step-up Perpetual Capital Securities callable 2019 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Repurchases and Redemptions During the Year [Line Items]
Borrowings, interest rate (in percent)		13.00%